Interest expense	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Interest expense	Interest expense
Interest expense and similar charges in the consolidated income statement includes the interest accruing in the year on all financial liabilities with an implicit or explicit return, including remuneration in kind, calculated by applying the effective interest method, irrespective of measurement at fair value; the rectifications of cost as a result of hedge accounting; and the interest cost attributable to provisions recorded for pensions.
The detail of the main items of interest expense and similar charges accrued in 2023, 2022 and 2021 is as follows:

EUR million
	2023	2022	2021
Central banks deposits	2,178	706	338
Credit institution deposits	7,172	2,784	1,140
Customer deposits	33,238	16,994	5,452
Debt securities issued and subordinated liabilities	12,751	8,464	4,838
Marketable debt securities	11,702	7,472	4,190
Subordinated liabilities (note 23)	1,049	992	648
Provisions for pensions (note 25)	94	100	91
Lease Liabilities	130	116	125
Other interest expense	6,428	3,647	1,109
	61,991	32,811	13,093
Most of the interest expense and similar charges was generated by the Group’s financial liabilities that are measured at amortised cost.